Document and Entity Information	May 04, 2021
Cover [Abstract]
Entity Registrant Name	Terreno Realty Corp
Amendment Flag	false
Entity Central Index Key	0001476150
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Incorporation State Country Code	MD
Entity File Number	001-34603
Entity Tax Identification Number	27-1262675
Entity Address, Address Line One	10500 NE 8th Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(415)
Local Phone Number	655-4580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	TRNO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false